JOINT VENTURE (Details Narrative) - USD ($)		10 Months Ended	12 Months Ended
	Oct. 20, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net operating loss			$ (15,669,093)	$ (18,169,070)	$ (11,434,632)
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Amount of investment in joint venture		$ 1,445,251	1,445,251	$ 22,500,000
Unrecognized gain loss on joint venture			19,912,500
Proportion of ownership interest in joint operation		94.20%
Net operating loss		$ 1,142,249	$ 1,212,417
Joint ventures [member] | Xiamen Sanan Integrated Circuit Co. Ltd. [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Super Photonics Xiamen Co., Ltd (“SPX”)
Description of nature of relationship with joint operation	Xiamen Sanan Integrated Circuit Co. Ltd. (“Sanan IC”) whose purpose is to design, develop, manufacture and sell 100G, 200G and 400G optical engines based on POET’s proprietary Optical Interposer platform technology.
Amount of investment in joint venture	$ 22,500,000
Gain on joint venture		2,587,500
Unrecognized gain loss on joint venture		$ 19,912,500
Super Photonics Xiamen Co., Ltd [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint operation			88.50%
Super Photonics Xiamen Co., Ltd [Member] | Xiamen Sanan Integrated Circuit Co. Ltd. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint operation			11.50%